Related Party Balances and Transactions (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Balances and Transactions

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship with the Company
Mr. Ting Chun Kwok Stanley (“Mr. Ting”)	Controlling shareholder, Chief Executive Officer and Chairman of the Company and Executive Director of JM Manufacturing (HK) Limited, and Director of JM Group Limited

a.	Amount due from a related party

		As of September 30,
Name of related party	Nature of transactions	2024	2025	2025
		HKD	HKD	US$
Mr. Ting	The receivable represented payments made on behalf of the director and shareholder by JM Manufacturing (HK) Limited. The amount was wholly settled in cash subsequently on April 3, 2025.	7,049,425	—	—
	Total	7,049,425	—	—

Due to a related party consisted of the following:

	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Name of related party
Mr. Ting(1)	(6,006)	(6,006)	(772)
Total	(6,006)	(6,006)	(772)

(1)	During the fiscal year ended of September 30, 2025, the Company has subsequently repaid the amount of HKD6,006 (US$772) to Mr. Ting, a controlling shareholder and the CEO of the Company in January 2026.